Expense Example - Advisor Class and Class M - PIMCO Emerging Markets Bond Portfolio	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	M 1 Year	M 3 Years	M 5 Years	M 10 Years
USD ($)	122	381	660	1,455	143	443	766	1,680